Segment and revenue information	12 Months Ended
Dec. 31, 2021
Segment and revenue information
Segment and revenue information

5.Segment and revenue information

5.1Description of segments and principal activities

Operating segments are reported based on the financial information provided to the Chief Executive Officer (“CEO”). The CEO is identified as the Chief Operating Decision Maker (“CODM”) of the Companies. The CODM monitors the operating results of its operating segments separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on revenue growth with less emphasis on profit or loss due to the early stage development of the Company. Profit or loss is measured consistently with net profit or net loss in the Consolidated Financial Statements of the Company. The CODM monitors the operating segments based on revenue growth and gross profit and reports its results under two segments: Kit and Services. All other operating segments have been aggregated and are included within the Corporate / Unallocated heading.

The Companies’ research and development activities, sales & administrative activities, financing (including finance costs, finance income and other income) and income taxes are managed on a corporate basis and are not allocated to operating segments. Such expenditure is included in corporate/ unallocated.

Capital expenditure consists of additions of property, plant and equipment and intangible assets.

5.2Revenue and Gross Profit

The following tables presents the Company’s key financial information by segment:

				Predecessor For
			Successor	the period from
	Successor for the	Successor for the	For the year	January 1, 2019
	year ended	year ended	ended	through
Amounts in thousands of US Dollars	December 31, 2021	December 31, 2020	December 31, 2019	March 7, 2019
Kit
Revenue from external customers	$26,797	$14,759	$11,067	$1,829
Total segment revenue	26,797	14,759	11,067	1,829
Cost of goods sold	(4,112)	(2,671)	(2,430)	(106)
Gross profit	$22,685	$12,088	$8,637	$1,723
Service
Revenue from external customers	60,221	34,404	27,739	2,480
Total segment revenue	60,221	34,404	27,739	2,480
Cost of goods sold	(28,299)	(12,114)	(9,146)	(938)
Gross profit	$31,922	$22,290	$18,593	$1,542
Total segments
Revenue from external customers	87,018	49,163	38,806	4,309
Total segment revenue	87,018	49,163	38,806	4,309
Cost of goods sold	(32,411)	(14,785)	(11,576)	(1,044)
Gross profit	$54,607	$34,378	$27,230	$3,265
Corporate / Unallocated
Revenue from external customers	7,955	4,904	2,887	316
Total segment revenue	7,955	4,904	2,887	316
Cost of goods sold	(4,353)	(2,671)	(1,442)	(210)
Gross profit	$3,602	$2,233	$1,445	$106
Consolidated
Revenue from external customers	94,973	54,067	41,693	4,625
Total segment revenue	94,973	54,067	41,693	4,625
Cost of goods sold	(36,764)	(17,456)	(13,018)	(1,254)
Gross profit	$58,209	$36,611	$28,675	$3,371

5.3Disaggregation of revenue from contracts with customers

The Companies’ derive revenue primarily from the sales of own-produced finished goods and services in the following geographical regions:

Successor

			Corporate /
As per December 31, 2021	Kit	Services	Unallocated	Total
Sweden	$2,072	$3,155	$1,467	$6,694
Americas	12,170	27,105	3,068	42,343
EMEA (excluding Sweden)	10,381	26,612	1,754	38,747
China	1,908	148	717	2,773
Japan	182	2,605	195	2,982
Rest of world	84	596	754	1,434
Total	$26,797	$60,221	$7,955	$94,973

			Corporate /
As per December 31, 2020	Kit	Services	Unallocated	Total
Sweden	$4,029	$2,307	$884	$7,220
Americas	6,824	19,268	1,715	27,807
EMEA (excluding Sweden)	2,858	10,906	1,166	14,930
China	374	101	193	668
Japan	88	1,369	90	1,547
Rest of world	586	453	856	1,895
Total	$14,759	$34,404	$4,904	$54,067

			Corporate /
From January 4, 2019 through December 31, 2019	Kit	Services	Unallocated	Total
Sweden	$1,314	$1,716	$749	$3,779
Americas	6,266	19,431	1,449	27,146
EMEA (excluding Sweden)	2,958	5,975	656	9,589
China	465	69	10	544
Japan	64	301	16	381
Rest of world	—	247	7	254
Total	$11,067	$27,739	$2,887	$41,693

Predecessor

			Corporate /
From January 1, 2019 through March 7, 2019	Kit	Services	Unallocated	Total
Sweden	$512	$203	$88	$803
Americas	901	1,529	158	2,588
EMEA (excluding Sweden)	317	748	64	1,129
China	—	—	—	—
Japan	99	—	6	105
Rest of world	—	—	—	—
Total	$1,829	$2,480	$316	$4,625

There were no customers in the Successor 2020 or 2019 periods that individually exceeded 10% of total revenue. In the Predecessor 2019 period, Hamilton Health Sciences individually exceeded 10% of total revenue, with sales amounting to $707 thousand. There were no customers during 2021 that individually exceeded 10% of total revenue.

5.4Non-current operating assets by geography

Sweden is regarded as being the Company’s country of domicile. Non-current operating assets are distributed by geography as follows:

	As of
	December 31,
	2021	2020
Sweden	$327,404	$355,179
Rest of World	11,707	2,799
Total	$339,111	$357,978